Risk Report - Credit Risk Management - IFRS 9 2.1 Focus Areas - Overview of CRE Portfolio (Detail :Text values) € in Billions	12 Months Ended
Dec. 31, 2024 EUR (€)
IFRS 9 Focus Areas Overview of CRE Portfolio [Abstract]
Movement in NonRecourse CRE portfolio	€ 1.7
Movement in Stress tested CRE portfolio	€ 1.9